Subsequent events (Details)						1 Months Ended		12 Months Ended
	Apr. 01, 2024 R$ / shares	Jan. 22, 2024 BRL (R$) shares	Jan. 16, 2024 R$ / shares shares	Jan. 16, 2024 $ / shares shares	Jan. 02, 2024 BRL (R$)	Jan. 31, 2024 R$ / shares shares	Jan. 31, 2024 $ / shares shares	Dec. 31, 2023 BRL (R$) exchangeRate shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 shares	Jan. 22, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Average number of shares, basic | shares		4,800,000	32,000,000	32,000,000				401,773,841	401,159,541	2,540,716,879
Strike price | (per share)			R$ 21.74	$ 4.40
Gross capital raising		R$ 619,520,000									$ 140,800,000
Notional value								R$ 6,526,651,000	R$ 691,792,000
Amount for a negligent violation of the TCPA					R$ 500,000
Amount for a knowing or willful violation of the TCPA					R$ 1,500,000
Dividends paid, ordinary shares per share | R$ / shares	R$ 0.03
Inter&Co Payments, Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Strike price | (per share)						R$ 101.28	$ 20.51
Acquisition | Inter&Co Payments, Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of shares | shares						160,875	160,875
Closing foreign exchange rate | exchangeRate								4.9381